Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Income (Loss) Before Income Taxes
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INCOME (LOSS) BEFORE INCOME TAXES	2011	2010	2009

U.S.	$165.1	$132.8	$(30.1)
Non-U.S.	663.2	672.7	35.6

Total	$828.3	$805.5	$5.5

Schedule Of Provision For Income Taxes
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PROVISION FOR INCOME TAXES	2011	2010	2009

Current
U.S. federal	$32.3	$60.9	$6.0
Non-U.S.	157.6	120.0	47.8
U.S. state and local	6.5	11.3	1.5
Deferred
U.S. federal	1.8	(8.9)	0.1
Non-U.S.	3.0	28.2	(62.5)
U.S. state and local	0.1	(1.5)	0.0

Total income tax expense (benefit)	$201.3	$210.0	$(7.1)

Schedule Of Effective Income Tax Rate
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EFFECTIVE INCOME TAX RATE	2011	2010	2009

U.S. federal income tax rate	35.0%	35.0%	35.0%
Net operating loss carry-forwards	(1.3)	(0.9)	(70.9)
Non-utilized operating losses	1.4	0.1	172.7
Foreign tax rate variances	(7.5)	(8.6)	(408.9)
State taxes, net of federal benefit	0.5	0.8	41.8
Earnings of equity investments	(0.3)	(0.2)	(21.8)
Tax credits	(3.0)	(3.3)	(398.2)
Changes in tax reserves	(2.4)	(0.4)	32.7
Cost of double taxation	0.7	1.9	281.8
Withholding taxes	1.9	2.7	200.0
Other, net	(0.7)	(1.0)	6.7
Effective income tax rate	24.3%	26.1%	(129.1)%

Schedule Of Tabular Presentation Of Tax Benefits Unrecognized

TABULAR PRESENTATION OF TAX BENEFITS UNRECOGNIZED	2011	2010	2009

Unrecognized tax benefits at beginning of year	$33.2	$37.1	$34.1
Gross amounts of increases and decreases: Increases as a result of tax positions taken during a prior period	5.1	0.0	0.0
Decreases as a result of tax positions taken during a prior period	(4.0)	(0.0)	(0.5)
Increases as a result of tax positions taken during the current period	1.9	1.2	8.1
Decreases as a result of tax positions taken during the current period	0.0	0.0	0.0
Decreases relating to settlements with taxing authorities	(5.1)	(1.0)	(0.0)
Decreases resulting from the lapse of the applicable statute of limitations	(15.9)	(4.2)	(5.6)
Translation Difference	(1.2)	0.1	1.0

Total unrecognized tax benefits at end of year	$14.0	$33.2	$37.1

Schedule Of Deferred Taxes

DEFERRED TAXES DECEMBER 31	2011	2010

Assets
Provisions	$96.1	$91.1
Costs capitalized for tax	5.9	8.0
Property, plant and equipment	27.2	47.5
Retirement Plans	79.8	58.2
Tax receivables, principally NOL's	80.8	62.4
Deferred tax assets before allowances	$289.8	$267.2
Valuation allowances	(41.7)	(30.1)

Total	$248.1	$237.1

Liabilities
Acquired intangibles	$(31.9)	$(37.6)
Statutory tax allowances	(2.1)	(2.2)
Insurance deposit	(7.6)	(7.2)
Distribution taxes	(32.0)	(32.0)
Other	(1.4)	(0.2)

Total	$(75.0)	$(79.2)

Net deferred tax asset	$173.1	$157.9

Schedule Of Valuation Allowances Against Deferred Tax Assets

VALUATION ALLOWANCES AGAINST DEFERRED TAX ASSETS DECEMBER 31	2011	2010	2009

Allowances at beginning of year	$30.1	$54.2	$37.6
Benefits reserved current year	31.2	2.9	15.3
Benefits recognized current year	(15.1)	(33.5)	(3.7)
Write-offs and other changes	(1.5)	5.9	2.7
Translation difference	(3.0)	0.6	2.3
Allowances at end of year	$41.7	$30.1	$54.2